JPMorgan Unconstrained Debt Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan Unconstrained Debt Fund	Feb. 28, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,647
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	884
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 764